NATURE OF OPERATIONS AND BASIS OF PRESENTATION - Going concern basis of accounting (Details) ₫ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
Net losses	₫ 33,508,194	$ 1,381,211,624	₫ 27,773,382	[1]	₫ 57,429,578		$ 2,406,334,451	₫ 49,848,870	₫ 32,218,961
Accumulated losses	223,965,064		158,043,712		190,502,556	[1]		130,331,673		$ 9,231,865,787
Net current liability position	110,699,400				89,768,800					4,563,000,000.0	$ 3,761,400,000
Cash and cash equivalents	₫ 2,382,144		₫ 1,634,152		₫ 4,095,472	[1]		₫ 4,271,400	₫ 3,024,916	$ 98,192,251	$ 167,700,000

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).